Reportable Segments (Operating Segments) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 55,691	$ 48,335	$ 16,964
Cost of products sold									48,389	42,554	13,088
Depreciation, depletion and amortization									1,724	1,313	871
Equity in earnings of unconsolidated affiliates									332	236	212
Investment In ETP [Member]
Revenues									58,569	50,411	17,904
Cost of products sold									48,389	42,554	13,088
Depreciation, depletion and amortization									1,669	1,258	827
Equity in earnings of unconsolidated affiliates									332	236	212
Investment in Lake Charles LNG [Member]
Depreciation, depletion and amortization									39	39	30
Corporate and Other [Member]
Depreciation, depletion and amortization									16	16	14
Adjustments and Eliminations [Member]
Revenues									0	(216)	(166)
External Customers [Member] | Investment In ETP [Member]
Revenues									55,475	48,335	16,964
External Customers [Member] | Investment in Lake Charles LNG [Member]
Revenues									216	216	166
Intersegment [Member] | Investment In ETP [Member]
Revenues									$ 3,094	$ 2,076	$ 940